Cover	Oct. 20, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2026
Entity File Number	1-303
Entity Registrant Name	The Kroger Co.
Entity Central Index Key	0000056873
Entity Tax Identification Number	31-0345740
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	1014 Vine Street
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	762-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $1 par value
Trading Symbol	KR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false